Warrant Liability	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note C - Warrant Liability

Increases or decreases in fair value of the warrants are included as a component of other income (expenses) in the accompanying statement of operations for the respective period. As of March 31, 2012, the aggregate liability for warrants decreased to $16,393,000, resulting in a gain to the statements of operations for the three and six months ended March 31, 2012 of $3,324,000 and $7,012,000, respectively. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations due to the non-cash nature of the liability.